Stock Option Plan (Detail Narrative) - USD ($)		6 Months Ended	12 Months Ended
	May 16, 2024	Nov. 30, 2025	May 31, 2025	May 31, 2024	May 31, 2023
Expected volatility		35.00%	35.00%
Risk-free interest rate		5.00%	5.00%
Expected life		5 years	5 years
Expected Dividends		0.00%	0.00%
Stock based compensation expense		$ 196,742	$ 472,219
Aggregate Intrinsic Value, Outstanding			$ 1,183,525
Aggregate Intrinsic shares, Outstanding		4,072,375	4,226,875	330,400	4,140,000
Employees', Directors', Officers', and Consultants' Stock Option Plan [Member]
Number of shares issued		5,000,000	5,000,000
Description of stock option plan	the issuance of options to purchase up to 5,000,000 shares of common stock. The Plan was amended to authorize the issuance of options to purchase up to 15,000,000 shares of common stock
Owenship		100.00%	10.00%